STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Revenue	$ 0	$ 900	$ 0	$ 3,507
Operating Expenses
General and Administrative	7,712	1,465	22,757	10,467
Professional Fees	14,463	500	39,103	1,500
Total Operating Expenses	22,175	1,965	61,860	11,967
Net Loss from Operation	(22,175)	(1,065)	(61,860)	(8,460)
Other Expenses	0	832	0	4,040
Net Income (Loss) from Operation before Taxes	(22,175)	(1,897)	(61,860)	(12,500)
Provision for Income Taxes	0	0	0	0
Net Loss	$ (22,175)	$ (1,897)	$ (61,860)	$ (12,500)
Net Loss per Common Share-Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted Average Number of Common Shares Outstanding Basic and diluted	218,231,888	69,175,486	217,498,523	69,175,486